Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2021 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 99.4%
	Basic Materials - 2.8%
4,344	Linde plc		$1,335,302
29,898	Newmont Corporation		1,878,193
13,713	Rio Tinto plc - ADR		1,183,569
9,675	Sherwin-Williams Company		2,815,715
			7,212,779
	Communications - 13.2%
4,035	Alphabet, Inc. - Class C (a)		10,912,335
2,924	Amazon.com, Inc. (a)		9,729,873
875	Booking Holdings, Inc. (a)		1,905,978
35,910	Comcast Corporation - Class A		2,112,585
16,592	Facebook, Inc. - Class A (a)		5,911,730
6,606	Netflix, Inc. (a)		3,419,067
			33,991,568
	Consumer, Cyclical - 11.2%
924	AutoZone, Inc. (a)		1,500,179
33,738	Carnival Corporation (a)		730,428
17,311	Darden Restaurants, Inc.		2,525,329
62,772	Delta Air Lines, Inc. (a)		2,504,603
19,847	Dollar General Corporation		4,617,206
11,941	Hilton Worldwide Holdings, Inc. (a)		1,569,644
7,188	Home Depot, Inc.		2,359,030
612	NVR, Inc. (a)		3,196,231
8,021	Pool Corporation		3,832,594
1,921	Tesla, Inc. (a)		1,320,111
12,939	Toyota Motor Corp. - ADR (a)		2,326,950
11,217	Walmart, Inc.		1,598,983
9,009	Wynn Resorts, Ltd. (a)		885,855
			28,967,143
	Consumer, Non-cyclical - 19.1%
33,935	Abbott Laboratories		4,105,456
16,557	Amgen, Inc.		3,999,178
6,188	Chemed Corporation		2,945,612
6,557	Cintas Corporation		2,584,638
27,692	Edwards Lifesciences Corporation (a)		3,108,981
8,001	Eli Lilly and Company		1,948,243
4,442	Intuitive Surgical, Inc. (a)		4,404,065
22,244	Johnson & Johnson		3,830,417
12,984	PayPal Holdings, Inc. (a)		3,577,482
19,982	PepsiCo, Inc.		3,136,175
15,645	Procter & Gamble Company		2,225,188
8,667	ResMed, Inc.		2,355,691
7,203	S&P Global, Inc.		3,088,070
4,847	Thermo Fisher Scientific, Inc.		2,617,428
12,822	UnitedHealth Group, Inc.		5,285,485
			49,212,109
	Energy - 2.6%
14,948	Chevron Corporation		1,521,856
17,329	EOG Resources, Inc.		1,262,591
31,173	Exxon Mobil Corporation		1,794,629
14,029	Pioneer Natural Resources Company		2,039,396
			6,618,472
	Financial - 16.6%
13,226	American Tower Corporation		3,740,313
66,734	Bank of America Corporation		2,559,916
13,626	Berkshire Hathaway, Inc. - Class B (a)		3,791,980
34,195	Charles Schwab Corporation		2,323,550
15,773	Chubb, Ltd.		2,661,536
13,363	First Republic Bank/CA		2,606,052
101,361	Host Hotels & Resorts, Inc. (a)		1,614,681
27,020	Intercontinental Exchange, Inc.		3,237,807
27,731	JPMorgan Chase & Company		4,209,011
11,327	Mastercard, Inc. - Class A		4,371,542
8,005	PNC Financial Services Group, Inc.		1,460,192
22,936	Progressive Corporation		2,182,590
10,772	Sun Communities, Inc.		2,112,497
19,782	Visa, Inc. - Class A		4,874,087
27,428	Weyerhaeuser Company		925,146
			42,670,900
	Industrial - 7.3%
49,420	Carrier Global Corporation		2,730,455
17,201	Caterpillar, Inc.		3,556,307
9,048	FedEx Corporation		2,532,988
9,635	Lockheed Martin Corporation		3,581,040
42,506	Otis Worldwide Corporation		3,806,412
15,807	Raytheon Technologies Corporation		1,374,419
4,996	Union Pacific Corporation		1,092,925
			18,674,546
	Technology - 25.2% (b)
6,948	Accenture plc - Class A		2,207,241
7,321	Adobe Systems, Inc. (a)		4,550,953
108,808	Apple, Inc.		15,870,735
5,509	ASML Holding NV - NY		4,223,971
17,853	Entegris, Inc.		2,153,786
26,783	Fidelity National Information Services, Inc.		3,992,006
31,634	Intel Corporation		1,699,378
6,606	Lam Research Corporation		4,210,730
52,052	Microsoft Corporation		14,830,135
17,313	NVIDIA Corporation		3,375,862
8,214	Roper Technologies, Inc.		4,035,867
6,741	salesforce.com, Inc. (a)		1,630,850
12,738	Take-Two Interactive Software, Inc. (a)		2,209,024
			64,990,538
	Utilities - 1.4%
46,820	NextEra Energy, Inc.		3,647,278
	TOTAL COMMON STOCKS (Cost $188,866,899)		255,985,333

Contracts		Notional Amount

	PURCHASED OPTIONS (c) - 0.4%
	Call Options - 0.1%
1,500	CBOE Volatility Index, Expiration: 08/18/2021, Exercise Price: $25.00 (d)	$ 2,736,000	180,000
	Put Options - 0.3%
1,000	Invesco QQQ Trust Series 1, Expiration: 08/20/2021, Exercise Price: $365.00 (d)	36,457,000	574,000
100	S&P 500 Index, Expiration: 08/20/2021, Exercise Price: $4,300.00 (d)	43,952,600	286,000
			860,000
	TOTAL PURCHASED OPTIONS (Cost $1,508,712)		1,040,000

	Total Investments (Cost $190,375,611) - 99.8%		257,025,333
	Other Assets in Excess of Liabilities - 0.2%		585,784
	TOTAL NET ASSETS - 100.0%		$257,611,117

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Exchange traded.
(d)	All or a portion of this security has been committed as collateral for open written option contracts.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2021 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (0.1)%
		Call Options - (0.0)% (b)
(1,500)		CBOE Volatility Index, Expiration: 08/18/2021, Exercise Price: $50.00	$(2,736,000)	$(30,000)
		Put Options - (0.1)%
(1,000)		Invesco QQQ Trust Series 1, Expiration: 08/20/2021, Exercise Price: $340.00	(36,457,000)	(110,000)
(100)		S&P 500 Index, Expiration: 08/20/2021, Exercise Price: $4,100.00	(43,952,600)	(107,000)
				(217,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $505,487)		$(247,000)

	(a)	Exchange traded.
	(b)	Represents less than 0.05% of net assets.

 Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$255,985,333	$-	$-	$255,985,333
Purchased Options	-	1,040,000	-	1,040,000
Total Investments in Securities	$255,985,333	$1,040,000	$-	$257,025,333

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$247,000	$-	$247,000
Total Written Options	$-	$247,000	$-	$247,000

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.